Income Taxes (Deferred Income Taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Deferred tax assets	$ 25,182	$ 27,990
Deferred tax liabilities	(22,077)	(21,808)
Net deferred income assets (liability)	3,105	6,183
GE
Income Tax Disclosure [Line Items]
Deferred tax assets	20,539	19,942
Deferred tax liabilities	(12,873)	(11,170)
Net deferred income assets (liability)	7,666	8,772
GE Capital
Income Tax Disclosure [Line Items]
Deferred tax assets	4,643	8,048
Deferred tax liabilities	(9,204)	(10,638)
Net deferred income assets (liability)	$ (4,561)	$ (2,590)